Segment and geographic information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 21,426	$ 4,341
ITALY
Revenue	17,905	2,785
UNITED STATES
Revenue	3,337	1,446
All Other Countries [Member]
Revenue	$ 184	$ 110